Schedule of company and subsidiaries (Details)	12 Months Ended
Sep. 30, 2024
Maius Pharmaceutical Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Maius Pharmaceutical (Hong Kong) Co., Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
ShangHai Maius Pharmaceutical Co., Ltd [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Provide R&D of drugs
Maius Pharma Technology Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Maius Pharma Technology (HK) Co., Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Maius Pharmaceutical (MACAO) Co., Limited [Member]
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Maius Pharmaceutical Limited [Member]
Date of Incorporation or Acquisition	August 13, 2018
Place of incorporation	British Virgin Islands
Maius Pharmaceutical (Hong Kong) Co., Ltd [Member]
Date of Incorporation or Acquisition	August 29, 2018
Place of incorporation	Hong Kong
ShangHai Maius Pharmaceutical Co., Ltd [Member]
Date of Incorporation or Acquisition	July 14, 2015
Place of incorporation	PRC
Maius Pharma Technology Limited [Member]
Date of Incorporation or Acquisition	March 26, 2024
Place of incorporation	British Virgin Islands
Maius Pharma Technology (HK) Co., Limited [Member]
Date of Incorporation or Acquisition	April 12, 2024
Place of incorporation	Hong Kong
Maius Pharmaceutical (MACAO) Co., Limited [Member]
Date of Incorporation or Acquisition	June 14, 2024
Place of incorporation	Macao